Income Taxes - Summary of Reconciliation Between Effective Income Tax Rate And PRC Statutory Income Tax Rate (Details)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
PRC statutory income tax rates	25.00%	25.00%	25.00%
Change in valuation allowance	86.99%	(15.08%)	(23.48%)
Effect of permanent differences	25.70%	2.55%	5.78%
Additional tax deduction for qualified research and development expenses	(10.84%)	(2.68%)
Effect of tax holiday*	(115.48%)
Difference in tax rate of subsidiaries outside the PRC	0.06%	(3.44%)	(4.43%)
Total	11.43%	6.35%	2.87%